Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 24,879		$ 24,879	$ 24,879
Impairment of goodwill	0	0	0	0	0
Amortization expense	467	583	2,332	3,349	317
Amortization expense included in cost of subscription revenues	52	95	383	514	250
Selling and Marketing Expense
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 415	$ 488	$ 1,949	$ 2,835	$ 67